Segment information (Operating segment) (Details) - segment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Major Customer [Line Items]
Number of operating segments	1
Customer Concentration Risk | Contract Revenues
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	100.00%	100.00%	100.00%
Customer Concentration Risk | Contract Revenues | BP
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	56.80%	42.00%	44.80%
Customer Concentration Risk | Contract Revenues | ExxonMobil
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	22.20%	22.00%	29.50%
Customer Concentration Risk | Contract Revenues | Chevron
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	7.90%	5.40%	8.50%
Customer Concentration Risk | Contract Revenues | Hibernia
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	6.40%	15.10%	2.60%
Customer Concentration Risk | Contract Revenues | Tullow
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	0.00%	13.00%	13.50%
Customer Concentration Risk | Contract Revenues | Other
Revenue, Major Customer [Line Items]
Revenue, major customer (as percent)	6.70%	2.50%	1.10%